UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2018

% of fund's net assets
Microsoft Corp.	2.0
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.8
Bank of America Corp.	1.5
UnitedHealth Group, Inc.	1.3
8.5

Top Five Bond Issuers as of February 28, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	12.6
Fannie Mae	3.4
Ginnie Mae	1.8
Freddie Mac	1.5
Ginnie Mae guaranteed REMIC pass-thru certificates	0.7
20.0

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	15.6
Financials	13.8
Consumer Discretionary	10.4
Health Care	9.6
Industrials	6.6

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	66.3%
Bonds	31.0%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 8.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Aptiv PLC	55,900	$5,105
Delphi Technologies PLC	18,633	890
		5,995
Automobiles - 0.2%
Tesla, Inc. (a)	19,060	6,539
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	267,280	13,728
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	56,800	3,795
Compass Group PLC	373,500	7,935
Dunkin' Brands Group, Inc.	10,300	617
Marriott International, Inc. Class A	45,101	6,369
Starbucks Corp.	85,200	4,865
U.S. Foods Holding Corp. (a)	183,100	6,114
Wyndham Worldwide Corp.	72,697	8,417
		38,112
Household Durables - 0.1%
Newell Brands, Inc.	112,400	2,888
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	37,785	57,148
JD.com, Inc. sponsored ADR (a)	180,500	8,511
Netflix, Inc. (a)	46,377	13,513
		79,172
Leisure Products - 0.1%
Mattel, Inc.	147,382	2,343
Media - 1.9%
Charter Communications, Inc. Class A (a)	38,048	13,010
Comcast Corp. Class A	440,200	15,940
DISH Network Corp. Class A (a)	8,100	338
MDC Partners, Inc. Class A (a)	207,793	1,631
The Walt Disney Co.	181,400	18,713
Time Warner, Inc.	91,900	8,543
		58,175
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	80,600	8,273
Specialty Retail - 1.9%
Home Depot, Inc.	138,509	25,246
L Brands, Inc.	58,304	2,876
Lowe's Companies, Inc.	110,100	9,864
O'Reilly Automotive, Inc. (a)	19,409	4,739
TJX Companies, Inc.	146,265	12,093
Ulta Beauty, Inc.	17,800	3,620
		58,438
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	186,564	12,505

TOTAL CONSUMER DISCRETIONARY		286,168

CONSUMER STAPLES - 4.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	32,900	3,493
Constellation Brands, Inc. Class A (sub. vtg.)	30,800	6,637
Dr. Pepper Snapple Group, Inc.	20,100	2,337
Monster Beverage Corp. (a)	75,075	4,758
The Coca-Cola Co.	409,799	17,712
		34,937
Food & Staples Retailing - 0.7%
CVS Health Corp.	191,427	12,965
Kroger Co.	174,916	4,744
Walgreens Boots Alliance, Inc.	54,300	3,741
		21,450
Food Products - 0.6%
Bunge Ltd.	60,100	4,533
Mondelez International, Inc.	226,900	9,961
The Kraft Heinz Co.	17,500	1,173
The Simply Good Foods Co.	88,500	1,196
TreeHouse Foods, Inc. (a)	67,133	2,552
		19,415
Household Products - 0.5%
Colgate-Palmolive Co.	158,799	10,952
Kimberly-Clark Corp.	7,012	778
Procter & Gamble Co.	26,800	2,104
Spectrum Brands Holdings, Inc.	16,000	1,579
		15,413
Personal Products - 0.4%
Avon Products, Inc. (a)	653,500	1,719
Coty, Inc. Class A	115,116	2,224
Edgewell Personal Care Co. (a)	26,500	1,329
Estee Lauder Companies, Inc. Class A	29,013	4,017
Unilever NV (Certificaten Van Aandelen) (Bearer)	49,800	2,606
		11,895
Tobacco - 1.5%
Altria Group, Inc.	91,092	5,734
British American Tobacco PLC sponsored ADR	311,073	18,372
Philip Morris International, Inc.	216,981	22,468
		46,574

TOTAL CONSUMER STAPLES		149,684

ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	133,200	3,516
Hess Midstream Partners LP	37,800	755
Liberty Oilfield Services, Inc. Class A (a)	25,400	472
NCS Multistage Holdings, Inc.	93,500	1,367
Oceaneering International, Inc.	30,829	567
Schlumberger Ltd.	5,700	374
Tenaris SA sponsored ADR	9,700	335
		7,386
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	120,711	6,885
Black Stone Minerals LP	70,100	1,202
Boardwalk Pipeline Partners, LP	148,000	1,668
Cabot Oil & Gas Corp.	118,515	2,863
Centennial Resource Development, Inc.:
Class A (a)	35,500	677
Class A (a)(b)	52,300	998
Chevron Corp.	59,476	6,657
Cimarex Energy Co.	34,100	3,277
ConocoPhillips Co.	178,900	9,716
Devon Energy Corp.	194,700	5,971
EOG Resources, Inc.	82,200	8,337
Extraction Oil & Gas, Inc. (a)	65,756	794
Extraction Oil & Gas, Inc. (a)(b)	50,835	614
Exxon Mobil Corp.	160,491	12,156
Newfield Exploration Co. (a)	130,200	3,038
Parsley Energy, Inc. Class A (a)	183,200	4,631
PDC Energy, Inc. (a)	24,500	1,287
Phillips 66 Co.	73,574	6,649
Pioneer Natural Resources Co.	30,000	5,107
PrairieSky Royalty Ltd.	77,400	1,717
Reliance Industries Ltd.	116,993	1,702
Suncor Energy, Inc.	149,555	4,923
Valero Energy Corp.	67,000	6,058
		96,927

TOTAL ENERGY		104,313

FINANCIALS - 9.9%
Banks - 4.6%
Bank of America Corp.	1,372,291	44,051
Citigroup, Inc.	357,130	26,960
Huntington Bancshares, Inc.	1,191,545	18,707
KeyCorp	221,900	4,689
PNC Financial Services Group, Inc.	81,900	12,912
Synovus Financial Corp.	24,039	1,185
Wells Fargo & Co.	541,000	31,600
		140,104
Capital Markets - 1.9%
BlackRock, Inc. Class A	16,990	9,335
CBOE Global Markets, Inc.	32,172	3,604
E*TRADE Financial Corp. (a)	147,721	7,715
Goldman Sachs Group, Inc.	76,500	20,114
IntercontinentalExchange, Inc.	74,900	5,474
Northern Trust Corp.	60,900	6,447
State Street Corp.	53,200	5,647
		58,336
Consumer Finance - 1.3%
Capital One Financial Corp.	267,409	26,187
OneMain Holdings, Inc. (a)	150,500	4,614
SLM Corp. (a)	370,257	4,040
Synchrony Financial	99,000	3,603
		38,444
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.:
Class A (a)	10	3,103
Class B (a)	6,400	1,326
KBC Ancora	24,048	1,558
Kimbell Royalty Partners LP	39,100	743
		6,730
Insurance - 1.9%
American International Group, Inc.	142,500	8,171
Chubb Ltd.	62,591	8,883
Hartford Financial Services Group, Inc.	94,900	5,015
Marsh & McLennan Companies, Inc.	88,653	7,360
MetLife, Inc.	286,200	13,220
The Travelers Companies, Inc.	91,700	12,746
WMI Holdings Corp. (a)	4,527	6
		55,401

TOTAL FINANCIALS		299,015

HEALTH CARE - 8.8%
Biotechnology - 2.1%
AbbVie, Inc.	47,300	5,479
Alexion Pharmaceuticals, Inc. (a)	41,664	4,893
Amgen, Inc.	132,505	24,350
Biogen, Inc. (a)	43,475	12,564
Celgene Corp. (a)	7,100	619
Regeneron Pharmaceuticals, Inc. (a)	12,800	4,102
TESARO, Inc. (a)	27,600	1,524
Vertex Pharmaceuticals, Inc. (a)	62,500	10,377
		63,908
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	301,800	18,208
Baxter International, Inc.	50,300	3,410
Becton, Dickinson & Co.	70,800	15,719
Boston Scientific Corp. (a)	505,655	13,784
Intuitive Surgical, Inc. (a)	22,600	9,638
Medtronic PLC	7,301	583
ResMed, Inc.	66,000	6,288
Wright Medical Group NV (a)	110,846	2,256
		69,886
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	12,600	1,199
DaVita HealthCare Partners, Inc. (a)	74,100	5,337
Henry Schein, Inc. (a)	26,288	1,740
Humana, Inc.	41,800	11,362
McKesson Corp.	51,000	7,611
UnitedHealth Group, Inc.	168,000	37,995
		65,244
Health Care Technology - 0.2%
Cerner Corp. (a)	71,400	4,581
Inovalon Holdings, Inc. Class A (a)	24,500	294
Medidata Solutions, Inc. (a)	8,700	571
		5,446
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	113,900	7,812
Thermo Fisher Scientific, Inc.	61,490	12,826
		20,638
Pharmaceuticals - 1.3%
Allergan PLC	33,219	5,123
AstraZeneca PLC sponsored ADR	169,200	5,616
Bristol-Myers Squibb Co.	181,294	12,002
Jazz Pharmaceuticals PLC (a)	36,600	5,300
Merck & Co., Inc.	26,300	1,426
Mylan NV (a)	113,000	4,556
Nektar Therapeutics (a)	10,500	909
Roche Holding AG (participation certificate)	21,388	4,940
		39,872

TOTAL HEALTH CARE		264,994

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	145,600	5,071
Lockheed Martin Corp.	9,890	3,486
Northrop Grumman Corp.	24,517	8,582
Raytheon Co.	35,840	7,796
The Boeing Co.	11,590	4,198
United Technologies Corp.	138,328	18,638
		47,771
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	44,795	4,677
Airlines - 1.3%
American Airlines Group, Inc.	487,132	26,427
JetBlue Airways Corp. (a)	275,545	5,800
United Continental Holdings, Inc. (a)	118,550	8,037
		40,264
Building Products - 0.2%
Allegion PLC	77,640	6,530
Construction & Engineering - 0.3%
AECOM (a)	251,444	8,929
Electrical Equipment - 0.9%
AMETEK, Inc.	70,958	5,374
Fortive Corp.	38,246	2,937
Sensata Technologies Holding BV (a)	279,402	14,769
Sunrun, Inc. (a)	612,821	4,100
Vivint Solar, Inc. (a)	419,274	1,258
		28,438
Industrial Conglomerates - 0.3%
3M Co.	9,120	2,148
General Electric Co.	173,508	2,448
Honeywell International, Inc.	37,670	5,692
		10,288
Machinery - 0.0%
Cactus, Inc. (a)(c)	25,281	622
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	98	159
Professional Services - 0.1%
Nielsen Holdings PLC	5,420	177
WageWorks, Inc. (a)	20,100	1,054
		1,231
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)	150,386	6,794
CSX Corp.	234,159	12,579
Norfolk Southern Corp.	84,790	11,793
		31,166
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	316,527	11,474

TOTAL INDUSTRIALS		191,549

INFORMATION TECHNOLOGY - 15.5%
Electronic Equipment & Components - 0.4%
Jabil, Inc.	410,682	11,125
Internet Software & Services - 4.5%
58.com, Inc. ADR (a)	81,999	6,180
Alibaba Group Holding Ltd. sponsored ADR (a)	73,300	13,644
Alphabet, Inc. Class C (a)	50,699	56,009
ANGI Homeservices, Inc. Class A (a)	110,577	1,635
Box, Inc. Class A (a)	182,300	4,386
Facebook, Inc. Class A (a)	151,713	27,053
GoDaddy, Inc. (a)	27,200	1,627
MINDBODY, Inc. (a)	240,526	8,575
MongoDB, Inc. Class B	8,401	257
NetEase, Inc. ADR	10,600	3,110
New Relic, Inc. (a)	23,618	1,695
Shopify, Inc. Class A (a)	5,200	719
Twilio, Inc. Class A (a)(c)	125,400	4,284
Wix.com Ltd. (a)	21,800	1,636
Yext, Inc.	423,490	5,378
		136,188
IT Services - 1.0%
Alliance Data Systems Corp.	6,200	1,494
Cognizant Technology Solutions Corp. Class A	121,000	9,924
DXC Technology Co.	6,800	697
FleetCor Technologies, Inc. (a)	35,600	7,118
Leidos Holdings, Inc.	24,100	1,526
PayPal Holdings, Inc. (a)	114,200	9,069
		29,828
Semiconductors & Semiconductor Equipment - 2.3%
Acacia Communications, Inc. (a)	2,828	109
Advanced Micro Devices, Inc. (a)	96,600	1,170
Analog Devices, Inc.	40,500	3,651
Broadcom Ltd.	32,900	8,109
Cirrus Logic, Inc. (a)	5,800	257
Cree, Inc. (a)	76,600	2,898
Himax Technologies, Inc. sponsored ADR	50,493	413
Inphi Corp. (a)	500	14
M/A-COM Technology Solutions Holdings, Inc. (a)	91,380	1,950
Marvell Technology Group Ltd.	28,000	658
Micron Technology, Inc. (a)	201,787	9,849
Nanya Technology Corp.	443,000	1,202
NVIDIA Corp.	55,600	13,455
ON Semiconductor Corp. (a)	334,436	8,000
Qorvo, Inc. (a)	4,614	372
Qualcomm, Inc.	256,715	16,686
Semtech Corp. (a)	76,900	2,588
		71,381
Software - 6.4%
Activision Blizzard, Inc.	106,500	7,788
Adobe Systems, Inc. (a)	43,654	9,129
Autodesk, Inc. (a)	294,841	34,635
Citrix Systems, Inc. (a)	341,700	31,436
HubSpot, Inc. (a)	42,078	4,673
Microsoft Corp.	645,000	60,476
Oracle Corp.	69,700	3,532
Parametric Technology Corp. (a)	153,300	11,307
Red Hat, Inc. (a)	27,200	4,009
Salesforce.com, Inc. (a)	139,589	16,227
Symantec Corp.	9,300	244
Talend SA ADR (a)	4,800	226
Totvs SA	211,500	1,989
Workday, Inc. Class A (a)	14,900	1,887
Workiva, Inc. (a)	5,000	114
Zendesk, Inc. (a)	167,690	7,241
		194,913
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	153,332	27,311

TOTAL INFORMATION TECHNOLOGY		470,746

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	17,800	734
DowDuPont, Inc.	247,717	17,415
FMC Corp.	10,200	800
Linde AG (a)	14,800	3,284
LyondellBasell Industries NV Class A	90,003	9,740
Olin Corp.	16,800	546
Platform Specialty Products Corp. (a)	185,600	1,938
Sherwin-Williams Co.	6,200	2,490
The Chemours Co. LLC	116,900	5,554
Tronox Ltd. Class A	3,900	71
Westlake Chemical Corp.	20,670	2,238
		44,810
Construction Materials - 0.1%
Eagle Materials, Inc.	7,398	742
Summit Materials, Inc.	42,400	1,341
		2,083
Containers & Packaging - 0.0%
WestRock Co.	7,500	493
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	104,700	1,947
Nucor Corp.	20,100	1,315
		3,262

TOTAL MATERIALS		50,648

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent Class A	87,600	1,681
American Tower Corp.	82,350	11,474
Boston Properties, Inc.	32,600	3,875
Colony NorthStar, Inc.	86,791	675
Community Healthcare Trust, Inc.	25,662	604
Corporate Office Properties Trust (SBI)	50,700	1,265
Corrections Corp. of America	17,500	364
DDR Corp.	60,900	475
Equinix, Inc.	10,700	4,195
Equity Lifestyle Properties, Inc.	10,300	871
Extra Space Storage, Inc.	19,000	1,616
Front Yard Residential Corp. Class B	219,010	2,297
Gaming & Leisure Properties	11,300	376
General Growth Properties, Inc.	30,900	654
Healthcare Trust of America, Inc.	59,500	1,479
Outfront Media, Inc.	40,012	821
Pennsylvania Real Estate Investment Trust (SBI) (c)	49,000	512
Prologis, Inc.	77,500	4,703
Spirit Realty Capital, Inc.	204,100	1,592
Store Capital Corp.	91,200	2,174
Sun Communities, Inc.	5,742	503
The Macerich Co.	13,600	802
VEREIT, Inc.	95,400	653
		43,661
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	68,548	3,205

TOTAL REAL ESTATE		46,866

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	443,329	16,093
Verizon Communications, Inc.	277,404	13,243
Zayo Group Holdings, Inc. (a)	54,100	1,939
		31,275
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	40,000	2,424

TOTAL TELECOMMUNICATION SERVICES		33,699

UTILITIES - 1.8%
Electric Utilities - 1.0%
Edison International	9,000	545
Eversource Energy	35,800	2,041
Exelon Corp.	201,500	7,464
FirstEnergy Corp.	78,700	2,544
Great Plains Energy, Inc.	49,600	1,446
NextEra Energy, Inc.	87,100	13,252
PG&E Corp.	67,275	2,764
		30,056
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	158,700	4,104
The AES Corp.	239,049	2,598
		6,702
Multi-Utilities - 0.6%
Dominion Resources, Inc.	85,949	6,366
Public Service Enterprise Group, Inc.	57,900	2,804
Sempra Energy	74,624	8,133
		17,303

TOTAL UTILITIES		54,061

TOTAL COMMON STOCKS
(Cost $1,492,600)		1,951,743

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $441)	30,200	432
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 8.2%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	350	352
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,510
3.25% 5/15/18	180	180
3.45% 4/10/22	1,250	1,242
3.5% 7/10/19	400	402
4% 1/15/25	494	490
4.2% 3/1/21	795	814
4.25% 5/15/23	200	204
		5,194
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	259
		294
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	128	128
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	944
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,837
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	724
4.908% 7/23/25	475	489
5.375% 5/1/47	961	951
6.484% 10/23/45	250	282
Time Warner Cable, Inc.:
4% 9/1/21	630	636
4.5% 9/15/42	139	126
5.5% 9/1/41	206	209
5.875% 11/15/40	500	528
6.55% 5/1/37	2,604	2,962
6.75% 7/1/18	439	445
7.3% 7/1/38	725	869
8.25% 4/1/19	700	739
		11,741

TOTAL CONSUMER DISCRETIONARY		17,357

CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,395
3.3% 2/1/23	1,517	1,511
4.7% 2/1/36	1,436	1,509
4.9% 2/1/46	1,642	1,751
		6,166
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	310	309
3.875% 7/20/25	532	526
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	244
3.3% 11/18/21	291	291
		1,370
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	218
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	596
4.25% 7/21/25 (d)	589	601
Reynolds American, Inc.:
2.3% 6/12/18	258	258
3.25% 6/12/20	115	115
4% 6/12/22	395	403
4.45% 6/12/25	287	295
5.7% 8/15/35	149	170
5.85% 8/15/45	1,140	1,320
6.15% 9/15/43	500	604
7.25% 6/15/37	409	539
		5,119

TOTAL CONSUMER STAPLES		12,655

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	519
6.5% 4/1/20	92	98
Halliburton Co.:
3.8% 11/15/25	348	348
4.85% 11/15/35	304	326
Noble Holding International Ltd.:
7.7% 4/1/25 (e)	260	233
8.7% 4/1/45 (e)	251	212
		1,736
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. 7.875% 10/1/29	376	468
Anadarko Finance Co. 7.5% 5/1/31	995	1,259
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	939
5.55% 3/15/26	889	971
6.45% 9/15/36	143	170
6.6% 3/15/46	660	823
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	617
5.85% 2/1/35	353	400
Cenovus Energy, Inc. 4.25% 4/15/27	818	799
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	110
3.3% 6/1/20	536	538
4.5% 6/1/25	164	168
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	370
5.35% 3/15/20 (d)	1,027	1,053
DCP Midstream Operating LP:
3.875% 3/15/23	164	160
5.6% 4/1/44	146	151
Duke Energy Field Services 6.45% 11/3/36 (d)	375	413
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	359
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	113
3.9% 5/15/24 (e)	121	119
Enbridge Energy Partners LP:
4.2% 9/15/21	438	449
4.375% 10/15/20	411	423
Enbridge, Inc.:
4.25% 12/1/26	248	250
5.5% 12/1/46	286	322
EnLink Midstream Partners LP 2.7% 4/1/19	572	569
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	599
3.75% 2/15/25	285	286
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	300
6.55% 9/15/40	67	77
Kinder Morgan, Inc. 5% 2/15/21 (d)	376	392
Marathon Petroleum Corp. 5.125% 3/1/21	215	228
MPLX LP 4.875% 12/1/24	336	353
Nakilat, Inc. 6.067% 12/31/33 (d)	279	311
Petrobras Global Finance BV:
4.375% 5/20/23	596	580
5.625% 5/20/43	569	486
7.25% 3/17/44	2,755	2,796
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	3,592	3,700
Petroleos Mexicanos:
3.5% 1/30/23	285	274
4.5% 1/23/26	1,314	1,271
4.625% 9/21/23	1,040	1,045
4.875% 1/24/22	237	243
4.875% 1/18/24	410	416
5.375% 3/13/22 (d)	385	402
5.5% 1/21/21	369	386
5.5% 6/27/44	207	185
5.625% 1/23/46	1,649	1,477
6% 3/5/20	112	117
6.35% 2/12/48 (d)	725	707
6.375% 1/23/45	2,366	2,295
6.5% 3/13/27 (d)	720	770
6.5% 6/2/41	661	661
6.75% 9/21/47	413	420
6.75% 9/21/47 (d)	760	773
6.875% 8/4/26	700	768
8% 5/3/19	204	215
Phillips 66 Co. 4.3% 4/1/22	338	351
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	171
Southwestern Energy Co. 6.7% 1/23/25 (e)	324	318
The Williams Companies, Inc.:
3.7% 1/15/23	116	113
4.55% 6/24/24	1,308	1,318
Western Gas Partners LP:
4.5% 3/1/28	500	503
4.65% 7/1/26	1,466	1,489
5.375% 6/1/21	724	758
Williams Partners LP:
3.6% 3/15/22	516	518
3.9% 1/15/25	178	177
4% 11/15/21	236	241
4.3% 3/4/24	868	890
4.5% 11/15/23	257	266
		41,786

TOTAL ENERGY		43,522

FINANCIALS - 3.7%
Banks - 1.9%
Bank of America Corp.:
2.6% 1/15/19	94	94
3.004% 12/20/23 (d)(e)	3,745	3,664
3.3% 1/11/23	1,500	1,495
3.419% 12/20/28 (d)(e)	758	726
3.5% 4/19/26	739	728
3.705% 4/24/28 (e)	996	978
3.95% 4/21/25	493	492
4.2% 8/26/24	750	765
4.25% 10/22/26	418	422
5.65% 5/1/18	205	206
Barclays PLC:
2% 3/16/18	2,708	2,708
2.75% 11/8/19	356	354
3.25% 1/12/21	650	645
4.375% 1/12/26	883	884
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,647
3.875% 3/26/25	3,000	2,979
4.05% 7/30/22	151	154
4.3% 11/20/26	1,000	1,011
5.5% 9/13/25	619	677
Citizens Bank NA 2.55% 5/13/21	250	245
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	220
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	552
3.75% 3/26/25	1,750	1,728
3.8% 9/15/22	930	939
3.8% 6/9/23	1,257	1,265
Discover Bank:
3.35% 2/6/23	490	487
4.2% 8/8/23	259	266
Fifth Third Bancorp:
2.875% 7/27/20	4,000	3,992
8.25% 3/1/38	94	137
HBOS PLC 6.75% 5/21/18 (d)	180	182
HSBC Holdings PLC 4.25% 3/14/24	200	203
Huntington Bancshares, Inc. 7% 12/15/20	97	107
Huntington National Bank 2.4% 4/1/20	4,000	3,958
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	400	399
5.71% 1/15/26 (d)	997	1,018
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,899
2.95% 10/1/26	1,486	1,397
3.875% 9/10/24	2,768	2,787
4.125% 12/15/26	2,610	2,639
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	502
Rabobank Nederland 4.375% 8/4/25	955	970
Regions Bank 6.45% 6/26/37	652	789
Regions Financial Corp. 3.2% 2/8/21	415	416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,221
6% 12/19/23	874	933
6.1% 6/10/23	1,190	1,271
6.125% 12/15/22	2,124	2,265
Synchrony Bank 3% 6/15/22	667	652
		57,068
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	628
4.25% 2/15/24	466	480
Credit Suisse Group AG 3.869% 1/12/29 (d)(e)	616	598
Deutsche Bank AG 4.5% 4/1/25	1,821	1,784
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	986
3.3% 11/16/22	1,360	1,326
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (e)	5,456	5,349
3.2% 2/23/23	2,200	2,166
3.691% 6/5/28 (e)	2,000	1,946
6.15% 4/1/18	36	36
6.75% 10/1/37	2,000	2,533
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	229
Lazard Group LLC 4.25% 11/14/20	324	334
Moody's Corp.:
3.25% 1/15/28 (d)	353	336
4.875% 2/15/24	331	352
Morgan Stanley:
2.125% 4/25/18	2,454	2,454
3.125% 1/23/23	5,700	5,608
3.125% 7/27/26	4,572	4,337
3.7% 10/23/24	342	342
4.875% 11/1/22	687	724
5% 11/24/25	93	99
5.75% 1/25/21	268	287
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	504
Thomson Reuters Corp. 3.85% 9/29/24	319	320
UBS AG Stamford Branch 2.35% 3/26/20	300	297
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	693
		34,748
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	247	246
Capital One Financial Corp. 3.8% 1/31/28	684	664
Discover Financial Services:
3.85% 11/21/22	462	465
3.95% 11/6/24	1,283	1,281
4.1% 2/9/27	748	740
5.2% 4/27/22	42	44
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	401
Hyundai Capital America:
2% 3/19/18 (d)	752	752
2.875% 8/9/18 (d)	163	163
Synchrony Financial:
3% 8/15/19	140	140
3.75% 8/15/21	211	214
4.25% 8/15/24	213	215
		5,325
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	817
3.85% 2/1/25	450	439
3.875% 8/15/22	738	744
4.125% 6/15/26	298	293
Voya Financial, Inc. 3.125% 7/15/24	427	416
		2,709
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (d)	200	198
American International Group, Inc.:
3.3% 3/1/21	346	347
3.75% 7/10/25	1,024	1,017
4.875% 6/1/22	630	667
Aon Corp. 5% 9/30/20	133	139
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (d)(e)(f)	12	12
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	444
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	245
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	611
MetLife, Inc. 4.75% 2/8/21	137	144
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	220
Pacific LifeCorp 5.125% 1/30/43 (d)	941	994
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
7.375% 6/15/19	2,734	2,897
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	550
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	120
4.125% 11/1/24 (d)	174	179
Unum Group:
3.875% 11/5/25	658	655
4% 3/15/24	600	609
5.625% 9/15/20	270	287
5.75% 8/15/42	758	894
		11,280

TOTAL FINANCIALS		111,130

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	904	886
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	129	128
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,079	1,079
		1,207
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	52	50
HCA Holdings, Inc.:
3.75% 3/15/19	375	377
4.25% 10/15/19	1,330	1,347
6.5% 2/15/20	2,750	2,894
Medco Health Solutions, Inc. 4.125% 9/15/20	259	266
		4,934
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	65	65
4.15% 2/1/24	99	102
		167
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,358
3% 3/12/20	466	466
3.45% 3/15/22	810	806
Mylan NV:
2.5% 6/7/19	359	357
3.15% 6/15/21	734	727
3.95% 6/15/26	362	350
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	482
2.8% 7/21/23	372	326
3.15% 10/1/26	443	361
Zoetis, Inc. 3.25% 2/1/23	138	137
		5,370

TOTAL HEALTH CARE		12,564

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	323
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	0	0
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	589	589
3% 9/15/23	84	82
3.375% 6/1/21	369	371
3.75% 2/1/22	505	512
3.875% 4/1/21	303	309
4.25% 9/15/24	336	344
4.75% 3/1/20	338	350
		2,557

TOTAL INDUSTRIALS		2,880

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	355
4.25% 11/15/20	116	120
		475
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(e)	258	274
6.75% 10/19/75 (d)(e)	641	728
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)	253	244
4.5% 8/1/47 (d)	255	254
Vale Overseas Ltd. 4.375% 1/11/22	200	205
		1,705

TOTAL MATERIALS		2,180

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	144
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc. 3.625% 10/1/20	160	163
Boston Properties, Inc. 3.85% 2/1/23	432	442
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	312
Corporate Office Properties LP 5% 7/1/25	414	430
DDR Corp.:
3.625% 2/1/25	270	261
4.25% 2/1/26	758	752
4.625% 7/15/22	247	257
Duke Realty LP:
3.625% 4/15/23	180	182
3.75% 12/1/24	160	162
3.875% 10/15/22	310	317
Equity One, Inc. 3.75% 11/15/22	400	403
ERP Operating LP:
2.375% 7/1/19	246	245
4.75% 7/15/20	265	276
Government Properties Income Trust 3.75% 8/15/19	1,800	1,813
Health Care REIT, Inc. 2.25% 3/15/18	147	147
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,208
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	881
4.5% 1/15/25	320	311
4.5% 4/1/27	3,808	3,639
4.75% 1/15/28	931	901
4.95% 4/1/24	123	126
5.25% 1/15/26	731	737
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	95
5% 12/15/23	67	68
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	995	984
		16,139
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,336
3.95% 11/15/27	554	534
4.1% 10/1/24	401	401
4.55% 10/1/29	441	440
Digital Realty Trust LP:
3.4% 10/1/20	639	646
3.95% 7/1/22	411	422
4.75% 10/1/25	459	484
5.25% 3/15/21	201	213
Liberty Property LP:
3.375% 6/15/23	185	185
4.125% 6/15/22	177	183
4.4% 2/15/24	418	436
4.75% 10/1/20	394	411
Mack-Cali Realty LP:
3.15% 5/15/23	426	388
4.5% 4/18/22	108	106
Post Apartment Homes LP 3.375% 12/1/22	70	70
Tanger Properties LP:
3.125% 9/1/26	367	336
3.75% 12/1/24	300	294
3.875% 12/1/23	160	159
Ventas Realty LP:
3.125% 6/15/23	189	185
3.5% 2/1/25	189	185
4% 3/1/28	366	362
4.125% 1/15/26	192	194
4.375% 2/1/45	85	83
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,288
		9,341

TOTAL REAL ESTATE		25,480

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	380	376
3.6% 2/17/23	971	973
4.5% 3/9/48	2,250	2,045
5.875% 10/1/19	440	460
Verizon Communications, Inc.:
2.625% 2/21/20	362	361
5.012% 4/15/49	225	228
5.012% 8/21/54	1,641	1,626
5.5% 3/16/47	1,053	1,150
		7,219
UTILITIES - 0.4%
Electric Utilities - 0.3%
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,352
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	297
6.4% 9/15/20 (d)	850	916
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	422
FirstEnergy Corp.:
4.25% 3/15/23	1,949	2,006
7.375% 11/15/31	608	802
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	234
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	946
3.7% 9/1/24	326	319
LG&E and KU Energy LLC 3.75% 11/15/20	49	50
Nevada Power Co. 6.5% 5/15/18	165	166
NV Energy, Inc. 6.25% 11/15/20	115	125
PG&E Corp. 2.4% 3/1/19	55	55
Progress Energy, Inc. 4.4% 1/15/21	823	850
TECO Finance, Inc. 5.15% 3/15/20	141	147
		8,783
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	174
2.7% 6/15/21	173	170
3.55% 6/15/26	277	267
		611
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (e)(f)	823	776
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (e)(f)	26	26
NiSource Finance Corp. 6.8% 1/15/19	104	108
Puget Energy, Inc.:
6% 9/1/21	457	498
6.5% 12/15/20	147	161
Sempra Energy 2.875% 10/1/22	1,154	1,134
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (e)(f)	21	20
		2,723

TOTAL UTILITIES		12,243

TOTAL NONCONVERTIBLE BONDS
(Cost $246,268)		247,304

U.S. Government and Government Agency Obligations - 12.7%
U.S. Treasury Inflation-Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,126	$5,794
0.875% 2/15/47	4,494	4,369
1% 2/15/46	1,914	1,923
1.375% 2/15/44	6,928	7,569
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,931	5,772
0.125% 7/15/26	5,534	5,236
0.25% 1/15/25	4,082	3,973
0.375% 7/15/25	5,707	5,604
0.375% 1/15/27	6,185	5,991
0.375% 7/15/27	6,803	6,595
0.625% 1/15/26	14,525	14,448

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		67,274

U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 1.30% to 1.42% 3/15/18 to 4/26/18(g)	4,160	4,151
U.S. Treasury Bonds:
2.75% 11/15/47	8,820	8,172
3% 5/15/45	5,443	5,318
3% 11/15/45	10,645	10,394
3% 2/15/47	14,876	14,506
3% 5/15/47	5,070	4,942
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,905
1.25% 3/31/21	16,608	16,019
1.25% 10/31/21	27,019	25,811
1.75% 6/30/22	3,208	3,096
1.875% 3/31/22	48,229	46,906
1.875% 9/30/22	26,090	25,241
2% 12/31/21	61,728	60,474
2.125% 12/31/22	12,187	11,900
2.125% 7/31/24	19,110	18,385
2.125% 11/30/24	15,278	14,651
2.25% 12/31/24	21,866	21,124
2.25% 11/15/27	18,130	17,155

TOTAL U.S. TREASURY OBLIGATIONS		318,150

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $396,186)		385,424

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (d)	$734	$734
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (e)(f)	30	30
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (e)(f)	1	1
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (e)(f)	4	4
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (e)(f)	2	2
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (e)(f)	19	19
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (e)(f)	20	20
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (e)(f)	48	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (e)(f)	59	57
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	1,301	1,327
Class AA, 4.213% 12/16/41 (d)	305	299
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	487	486
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (e)(f)	82	69
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (e)(f)	2	2
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (e)(f)	3	3
Series 2004-7 Class AF5, 5.868% 1/25/35	32	32
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (e)(f)	1	1
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)	532	526
Class A2II, 4.03% 11/20/47 (d)	903	904
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (e)(f)	2	2
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (e)(f)	0	0
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (e)(f)	43	43
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (e)(f)	16	13
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (d)(e)(f)	42	41
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (d)(e)(f)	8	8
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (d)(e)(f)	3	3
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (d)(e)(f)	5	4
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (d)(e)(f)	2	2
Home Equity Asset Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (e)(f)	14	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (e)(f)	52	38
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (e)(f)	43	32
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (e)(f)	12	4
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (e)(f)	1	1
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (e)(f)	0	0
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (e)(f)	23	23
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (e)(f)	3	3
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (e)(f)	5	4
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (e)(f)	4	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (e)(f)	65	64
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (e)(f)	20	21
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (e)(f)	31	28
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (e)(f)	67	67
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (e)(f)	3	3
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (e)(f)	1	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (e)(f)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (d)(e)(f)(h)	58	31
TOTAL ASSET-BACKED SECURITIES
(Cost $4,711)		4,986

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (e)(f)	18	18
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (e)	10	11
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (e)	24	23
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (e)(f)	11	11
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (e)(f)	16	16
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (d)(e)(f)	4	3
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (e)(f)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (e)	2	2

TOTAL PRIVATE SPONSOR		85

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	589	582
Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	571	570

TOTAL U.S. GOVERNMENT AGENCY		1,152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,224)		1,237

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (e)(j)	2	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (d)(e)(f)	1	1
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (d)(e)(f)	24	23
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (d)(e)(f)	1	1
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (d)(e)(f)	8	7
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (d)(e)(f)	2	2
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (d)(e)(f)	3	3
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (d)(e)(f)	2	2
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (d)(e)(f)	2	1
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (d)(e)(f)	2	2
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (d)(e)(f)	1	1
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (d)(e)(f)	13	12
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (d)(e)(f)	14	13
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (d)(e)(f)	13	12
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (d)(e)(f)	5	4
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (d)(e)(f)	2	2
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (d)(e)(f)	2	2
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (d)(e)(f)	15	14
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (d)(e)(f)	3	2
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (d)(e)(f)	3	3
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (d)(e)(f)	4	4
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (d)(e)(f)	7	6
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (d)(e)(f)	3	2
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)	446	446
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (d)(e)	1,510	1,514
Class CFX, 3.3822% 12/15/34 (d)(e)	433	433
Class DFX, 3.3822% 12/15/34 (d)(e)	367	366
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (d)(e)	763	747
Class B, 4.181% 11/15/34 (d)	269	265
Class C, 5.205% 11/15/34 (d)	189	189
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	677	827
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,831)		4,906

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$102
7.5% 4/1/34	465	664
7.625% 3/1/40	1,640	2,464
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	80
Series 2010 C1, 7.781% 1/1/35	1,030	1,187
Series 2012 B, 5.432% 1/1/42	105	97
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	112	112
4.95% 6/1/23	610	629
5.1% 6/1/33	3,210	3,026
Series 2010-1, 6.63% 2/1/35	1,325	1,402
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,418
7.35% 7/1/35	565	620
Series 2010-5, 6.2% 7/1/21	224	234
Series 2011:
5.665% 3/1/18	410	410
5.877% 3/1/19	1,320	1,352
Series 2013, 3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $13,873)		13,922

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	535
Discover Bank:
(Delaware) 3.2% 8/9/21	685	681
3.1% 6/4/20	782	781
KeyBank NA 2.25% 3/16/20	1,500	1,482
PNC Bank NA 2.3% 6/1/20	300	297
RBS Citizens NA 2.5% 3/14/19	404	403
Regions Bank 7.5% 5/15/18	1,282	1,295
UBS AG Stamford Branch 1.8% 3/26/18	822	822
TOTAL BANK NOTES
(Cost $6,324)		6,296
	Shares	Value (000s)

Fixed-Income Funds - 9.3%
Fidelity High Income Central Fund 2 (k)	624,677	$70,501
Fidelity Mortgage Backed Securities Central Fund (k)	1,992,599	210,060
TOTAL FIXED-INCOME FUNDS
(Cost $278,653)		280,561

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.41% (l)	127,129,952	127,155
Fidelity Securities Lending Cash Central Fund 1.42% (l)(m)	2,256,839	2,257
TOTAL MONEY MARKET FUNDS
(Cost $129,404)		129,412
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,574,515)		3,026,223
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,369
NET ASSETS - 100%		$3,029,592

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	429	March 2018	$58,224	$1,382	$1,382

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,612,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,154,000 or 1.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,473,000.

 (h) Level 3 security

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$760
Extraction Oil & Gas, Inc.	12/12/16	$960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$682
Fidelity High Income Central Fund 2	2,254
Fidelity Mortgage Backed Securities Central Fund	2,549
Fidelity Securities Lending Cash Central Fund	278
Total	$5,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$68,827	$2,255	$--	$--	$(581)	$70,501	8.0%
Fidelity Mortgage Backed Securities Central Fund	169,584	46,447*	--	--	(5,971)	210,060	2.9%
Total	$238,411	$48,702	$--	$--	$(6,552)	$280,561

 * Includes the value of shares purchased through in-kind transactions. See Note 5 of the Notes to Financial Statements.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$286,168	$278,233	$7,935	$--
Consumer Staples	149,684	143,585	6,099	--
Energy	104,313	102,611	1,702	--
Financials	299,015	297,457	1,558	--
Health Care	264,994	260,054	4,940	--
Industrials	191,549	191,390	159	--
Information Technology	470,746	469,287	1,459	--
Materials	51,080	47,796	3,284	--
Real Estate	46,866	46,866	--	--
Telecommunication Services	33,699	33,699	--	--
Utilities	54,061	54,061	--	--
Corporate Bonds	247,304	--	247,304	--
U.S. Government and Government Agency Obligations	385,424	--	385,424	--
Asset-Backed Securities	4,986	--	4,955	31
Collateralized Mortgage Obligations	1,237	--	1,237	--
Commercial Mortgage Securities	4,906	--	4,906	--
Municipal Securities	13,922	--	13,922	--
Bank Notes	6,296	--	6,296	--
Fixed-Income Funds	280,561	280,561	--	--
Money Market Funds	129,412	129,412	--	--
Total Investments in Securities:	$3,026,223	$2,335,012	$691,180	$31
Derivative Instruments:
Assets
Futures Contracts	$1,382	$1,382	$--	$--
Total Assets	$1,382	$1,382	$--	$--
Total Derivative Instruments:	$1,382	$1,382	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$1,382	$0
Total Equity Risk	1,382	0
Total Value of Derivatives	$1,382	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	20.0%
AAA,AA,A	2.1%
BBB	5.2%
BB	2.3%
B	1.2%
CCC,CC,C	0.5%
Not Rated	0.0%
Equities	64.4%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

Amounts shown as 0 may represent less than 1 share.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,179) — See accompanying schedule: Unaffiliated issuers (cost $2,166,458)	$2,616,250
Fidelity Central Funds (cost $408,057)	409,973
Total Investment in Securities (cost $2,574,515)		$3,026,223
Receivable for investments sold		10,489
Receivable for fund shares sold		8,552
Dividends receivable		2,745
Interest receivable		4,691
Distributions receivable from Fidelity Central Funds		119
Prepaid expenses		3
Other receivables		80
Total assets		3,052,902
Liabilities
Payable to custodian bank	$203
Payable for investments purchased	10,819
Payable for fund shares redeemed	6,594
Accrued management fee	979
Distribution and service plan fees payable	1,076
Payable for daily variation margin on futures contracts	738
Other affiliated payables	511
Other payables and accrued expenses	133
Collateral on securities loaned	2,257
Total liabilities		23,310
Net Assets		$3,029,592
Net Assets consist of:
Paid in capital		$2,513,939
Undistributed net investment income		3,908
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,655
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		453,090
Net Assets		$3,029,592
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($631,573 ÷ 29,943 shares)		$21.09
Maximum offering price per share (100/94.25 of $21.09)		$22.38
Class M:
Net Asset Value and redemption price per share ($1,198,710 ÷ 56,207 shares)		$21.33
Maximum offering price per share (100/96.50 of $21.33)		$22.10
Class C:
Net Asset Value and offering price per share ($537,659 ÷ 25,680 shares)(a)		$20.94
Class I:
Net Asset Value, offering price and redemption price per share ($502,583 ÷ 23,372 shares)		$21.50
Class Z:
Net Asset Value, offering price and redemption price per share ($159,067 ÷ 7,397 shares)		$21.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$12,099
Interest		9,091
Income from Fidelity Central Funds		5,715
Total income		26,905
Expenses
Management fee	$5,648
Transfer agent fees	2,474
Distribution and service plan fees	6,323
Accounting and security lending fees	545
Custodian fees and expenses	49
Independent trustees' fees and expenses	5
Registration fees	76
Audit	55
Legal	8
Miscellaneous	9
Total expenses before reductions	15,192
Expense reductions	(74)	15,118
Net investment income (loss)		11,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,211
Foreign currency transactions	(10)
Futures contracts	3,313
Capital gain distributions from Fidelity Central Funds	48
Total net realized gain (loss)		108,562
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	45,038
Fidelity Central Funds	(6,551)
Assets and liabilities in foreign currencies	1
Futures contracts	975
Total change in net unrealized appreciation (depreciation)		39,463
Net gain (loss)		148,025
Net increase (decrease) in net assets resulting from operations		$159,812

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,787	$26,946
Net realized gain (loss)	108,562	126,567
Change in net unrealized appreciation (depreciation)	39,463	122,325
Net increase (decrease) in net assets resulting from operations	159,812	275,838
Distributions to shareholders from net investment income	(14,477)	(25,576)
Distributions to shareholders from net realized gain	(143,133)	(10,305)
Total distributions	(157,610)	(35,881)
Share transactions - net increase (decrease)	301,525	146,001
Total increase (decrease) in net assets	303,727	385,958
Net Assets
Beginning of period	2,725,865	2,339,907
End of period	$3,029,592	$2,725,865
Other Information
Undistributed net investment income end of period	$3,908	$6,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.09	$19.18	$18.76	$20.10	$17.84	$16.31
Income from Investment Operations
Net investment income (loss)A	.11	.26	.23	.22	.23	.22
Net realized and unrealized gain (loss)	1.11	1.98	1.13	(.15)	3.03	1.52
Total from investment operations	1.22	2.24	1.36	.07	3.26	1.74
Distributions from net investment income	(.13)	(.25)	(.22)	(.19)	(.23)	(.21)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(1.22)	(.33)B	(.94)	(1.41)C	(1.00)	(.21)
Net asset value, end of period	$21.09	$21.09	$19.18	$18.76	$20.10	$17.84
Total ReturnD,E,F	5.97%	11.84%	7.59%	.51%	18.93%	10.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.89%	.90%	.90%	.92%	.95%
Expenses net of fee waivers, if any	.87%I	.89%	.89%	.90%	.92%	.95%
Expenses net of all reductions	.87%I	.88%	.89%	.90%	.92%	.94%
Net investment income (loss)	1.00%I	1.28%	1.27%	1.13%	1.22%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$632	$593	$531	$451	$366	$270
Portfolio turnover rateJ	69%I,K	86%	63%	117%	79%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.31	$19.37	$18.94	$20.28	$17.99	$16.44
Income from Investment Operations
Net investment income (loss)A	.08	.21	.19	.18	.19	.18
Net realized and unrealized gain (loss)	1.14	2.01	1.14	(.16)	3.05	1.54
Total from investment operations	1.22	2.22	1.33	.02	3.24	1.72
Distributions from net investment income	(.10)	(.20)	(.18)	(.14)	(.19)	(.17)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(1.20)B	(.28)C	(.90)	(1.36)D	(.95)E	(.17)
Net asset value, end of period	$21.33	$21.31	$19.37	$18.94	$20.28	$17.99
Total ReturnF,G,H	5.87%	11.59%	7.31%	.25%	18.66%	10.55%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.12%K	1.13%	1.14%	1.14%	1.15%	1.17%
Expenses net of fee waivers, if any	1.12%K	1.13%	1.14%	1.14%	1.15%	1.17%
Expenses net of all reductions	1.11%K	1.13%	1.13%	1.14%	1.15%	1.16%
Net investment income (loss)	.75%K	1.04%	1.03%	.89%	.99%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$1,199	$1,163	$1,075	$988	$960	$821
Portfolio turnover rateL	69%K,M	86%	63%	117%	79%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $1.091 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.085 per share.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 E Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.93	$19.04	$18.64	$19.99	$17.76	$16.24
Income from Investment Operations
Net investment income (loss)A	.03	.10	.09	.07	.09	.09
Net realized and unrealized gain (loss)	1.11	1.98	1.13	(.15)	3.01	1.52
Total from investment operations	1.14	2.08	1.22	(.08)	3.10	1.61
Distributions from net investment income	(.04)	(.10)	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(1.13)	(.19)	(.82)	(1.27)	(.87)	(.09)
Net asset value, end of period	$20.94	$20.93	$19.04	$18.64	$19.99	$17.76
Total ReturnB,C,D	5.61%	10.99%	6.79%	(.25)%	18.01%	9.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%G	1.64%	1.65%	1.66%	1.68%	1.71%
Expenses net of fee waivers, if any	1.63%G	1.64%	1.65%	1.66%	1.68%	1.71%
Expenses net of all reductions	1.62%G	1.64%	1.64%	1.66%	1.68%	1.70%
Net investment income (loss)	.24%G	.53%	.52%	.37%	.46%	.51%
Supplemental Data
Net assets, end of period (in millions)	$538	$479	$411	$282	$160	$105
Portfolio turnover rateH	69%G,I	86%	63%	117%	79%	124%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$19.53	$19.07	$20.42	$18.11	$16.55
Income from Investment Operations
Net investment income (loss)A	.13	.31	.28	.27	.29	.27
Net realized and unrealized gain (loss)	1.14	2.02	1.17	(.16)	3.06	1.55
Total from investment operations	1.27	2.33	1.45	.11	3.35	1.82
Distributions from net investment income	(.16)	(.30)	(.26)	(.25)	(.28)	(.26)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(1.25)	(.38)B	(.99)C	(1.46)	(1.04)D	(.26)
Net asset value, end of period	$21.50	$21.48	$19.53	$19.07	$20.42	$18.11
Total ReturnE,F	6.10%	12.12%	7.93%	.72%	19.21%	11.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.63%	.64%	.65%	.66%	.68%
Expenses net of fee waivers, if any	.61%I	.63%	.64%	.64%	.66%	.68%
Expenses net of all reductions	.61%I	.62%	.64%	.64%	.66%	.67%
Net investment income (loss)	1.26%I	1.54%	1.52%	1.39%	1.48%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$503	$422	$284	$242	$124	$97
Portfolio turnover rateJ	69%I,K	86%	63%	117%	79%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.299 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.722 per share.

 D Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$19.53	$19.07	$20.42	$18.11	$18.56
Income from Investment Operations
Net investment income (loss)B	.15	.34	.31	.30	.32	.01
Net realized and unrealized gain (loss)	1.13	2.02	1.16	(.17)	3.06	(.46)
Total from investment operations	1.28	2.36	1.47	.13	3.38	(.45)
Distributions from net investment income	(.17)	(.33)	(.29)	(.27)	(.31)	–
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(1.26)	(.41)C	(1.01)	(1.48)	(1.07)D	–
Net asset value, end of period	$21.50	$21.48	$19.53	$19.07	$20.42	$18.11
Total ReturnE,F	6.17%	12.26%	8.08%	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.50%	.50%	.51%	.51%	.53%I
Expenses net of fee waivers, if any	.49%I	.50%	.50%	.51%	.51%	.53%I
Expenses net of all reductions	.48%I	.49%	.50%	.50%	.51%	.52%I
Net investment income (loss)	1.38%I	1.67%	1.66%	1.53%	1.62%	.85%I
Supplemental Data
Net assets, end of period (000 omitted)	$159,067	$68,486	$39,111	$35,714	$26,518	$98
Portfolio turnover rateJ	69%I,K	86%	63%	117%	79%	124%

 A For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.085 per share.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $(62) of unrealized depreciation, of $8,230 in exchange for 76 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), premium on debt securities, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$510,292
Gross unrealized depreciation	(66,800)
Net unrealized appreciation (depreciation)	$443,492
Tax cost	$2,584,113

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $870,292 and $830,498, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$771	$–
Class M	.25%	.25%	2,994	42
Class C	.75%	.25%	2,558	350
			$6,323	$392

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$205
Class M	38
Class C(a)	32
$275

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$548.18
Class M	1,041.17
Class C	469.18
Class I	393.17
Class Z	23.05
	$2,474

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $278, including $53 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$3,755	$6,884
Class M	5,769	10,852
Class C	980	2,212
Class I	3,314	4,918
Class Z	659	710
Total	$14,477	$25,576
From net realized gain
Class A	$30,926	$2,376
Class M	60,054	4,663
Class C	25,670	1,843
Class I	22,386	1,254
Class Z	4,097	169
Total	$143,133	$10,305

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	3,758	7,497	$79,203	$149,331
Reinvestment of distributions	1,626	452	33,677	8,858
Shares redeemed	(3,578)	(7,502)	(75,437)	(149,764)
Net increase (decrease)	1,806	447	$37,443	$8,425
Class M
Shares sold	5,003	10,929	$106,685	$219,279
Reinvestment of distributions	3,080	766	64,519	15,140
Shares redeemed	(6,449)	(12,604)	(137,599)	(252,916)
Net increase (decrease)	1,634	(909)	$33,605	$(18,497)
Class C
Shares sold	3,931	7,093	$82,264	$140,684
Reinvestment of distributions	1,231	188	25,339	3,649
Shares redeemed	(2,352)	(5,980)	(49,231)	(117,804)
Net increase (decrease)	2,810	1,301	$58,372	$26,529
Class I
Shares sold	5,342	10,629	$114,775	$217,707
Reinvestment of distributions	1,032	274	21,766	5,472
Shares redeemed	(2,651)	(5,814)	(56,928)	(118,515)
Net increase (decrease)	3,723	5,089	$79,613	$104,664
Class Z
Shares sold	4,480	1,530	$98,449	$31,896
Reinvestment of distributions	218	43	4,600	866
Shares redeemed	(489)	(388)	(10,557)	(7,882)
Net increase (decrease)	4,209	1,185	$92,492	$24,880

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.87%
Actual		$1,000.00	$1,059.70	$4.44
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class M	1.12%
Actual		$1,000.00	$1,058.70	$5.72
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class C	1.63%
Actual		$1,000.00	$1,056.10	$8.31
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class I	.61%
Actual		$1,000.00	$1,061.00	$3.12
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class Z	.49%
Actual		$1,000.00	$1,061.70	$2.50
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AIG-SANN-0418
1.703549.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018